INCOME TAXES - Income Tax Payments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Contingency [Line Items]
Federal	$ 658
State	42
Foreign
Income taxes paid, net of refunds	1,798	$ 1,689	$ 1,581
Canada
Foreign
Foreign	105
China
Foreign
Foreign	156
Switzerland
Foreign
Foreign	224
All other foreign
Foreign
Foreign	$ 613